Revenue and Cost of Sales	6 Months Ended
Jun. 30, 2026
Revenue and Cost of Sales
Revenue and Cost of Sales

13. Revenue and Cost of Sales

The Company’s revenues for the six months ended June 30, 2026 and 2025, are all attributable to Mexico, from shipments of concentrate from the Avino Mine and processing of development material from the La Preciosa Mine.

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Concentrate sales	$32,013	$21,941	$74,006	$37,702
Provisional pricing adjustments	(5,226)	(136)	(7,786)	2,939
	$26,787	$21,805	$66,220	$40,641

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following for the six months ended June 30, 2026 and 2025:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Production costs	$12,368	$10,531	$25,088	$17,971
Write down of equipment and materials and supplies inventory	18	164	18	164
Depreciation and depletion	1,430	886	4,725	1,720
	$13,816	$11,581	$29,831	$19,855